Average Annual Total Returns - Federated Hermes Floating Rate Strategic Income Fund	A1 1 Year	A1 5 Years	A1 Start of Performance		A1 Return After Taxes on Distributions 1 Year	A1 Return After Taxes on Distributions 5 Years	A1 Return After Taxes on Distributions Start of Performance		A1 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A1 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A1 Return After Taxes on Distributions and Sale of Fund Shares Start of Performance		ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofAML US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes) Start of Performance		Blended Benchmark(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Benchmark(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Benchmark(reflects no deduction for fees, expenses or taxes) Start of Performance
Total	5.23%	3.27%	3.21%	[1]	3.41%	1.69%	1.69%	[1]	3.07%	1.79%	1.80%	[1]	2.28%	[2]	1.07%	[2]	0.64%	[1],[2]	5.71%	[3]	3.05%	[3]	2.81%	[1],[3]

[1]	The returns of the ICE BoAML US 3-Month Treasury Bill Index and the Blended Benchmarks are from the A class start of performance date of February 23, 2011.
[2]	ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
[3]	The Blended Benchmark is a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index/30% ICE BofAML 1-Year US Treasury Note Index/15% ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index. The Credit Suisse Leverage Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. ICE BofAML 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The ICE BofAML US Dollar 1-Month Deposit Offered Rate Constant Maturity Index is a newly available, independent calculation of the ICE BofAML 1-Month London Interbank Offered Rate (LIBOR) previously used as a component of the Blended Benchmark. This component of the Blended Benchmark has been replaced in light of the anticipated phase out of the London Interbank Offered Rate.